UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Address of principal executive offices)

 (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Staar General Bond Fund

ISHARES TIPS BOND ETF

Ticker Symbol:TIP	Cusip Number:464287176
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

* Management Recommended Vote
Staar Short-Term Bond Fund

* Management Recommended Vote
Staar Larger Company Stock Fund

ISHARES CORE S&P 500 ETF

Ticker Symbol:IVV	Cusip Number:464287200
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES N AMER NATURAL RESOURCE ETF

Ticker Symbol:IGE	Cusip Number:464287374
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES NASDAQ BIOTECHNOLOGY ETF

Ticker Symbol:IBB	Cusip Number:464287556
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES RUSSELL MID-CAP GROWTH ETF

Ticker Symbol:IWP	Cusip Number:464287481
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. HEALTHCARE ETF

Ticker Symbol:IYH	Cusip Number:464287762
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. MEDICAL DEVICES ETF

Ticker Symbol:IHI	Cusip Number:464288810
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. REAL ESTATE ETF

Ticker Symbol:IYR	Cusip Number:464287739
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. TECHNOLOGY ETF

Ticker Symbol:IYW	Cusip Number:464287721
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. UTILITIES ETF

Ticker Symbol:IDU	Cusip Number:464287697
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

PPL CORPORATION

Ticker Symbol:PPL	Cusip Number:69351T106
Record Date: 2/28/2017	Meeting Date: 5/17/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-I)	Election of Directors: A)Rodney C. Adkins, B)John W. Conway, C)Steven G. Elliott, D)Raja Rajamannar, E)Craig A. Rogerson, F)William H. Spence, G)Natica von Althann, H)Keith H. Williamson, I)Armando Zagalo de Lima	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS	Against	Issuer	For	Against
3	ADVISORY VOTE ON THE FREQUENCY OF FUTURE EXECUTIVE COMPENSATION VOTES	For	Issuer	For	With
4	APPROVE AMENDED AND RESTATED 2012 STOCK INCENTIVE PLAN	Against	Issuer	For	Against
5	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
6	SHAREOWNER PROPOSAL - PUBLISH ASSESSMENT OF IMPACT ON COMPANY'S PORTFOLIO, OF PUBLIC POLICIES AND TECHNOLOGICAL ADVANCES SEEKING TO LIMIT GLOBAL WARMING	For	Stockholder	Against	Against

QUALITY CARE PROPERTIES, INC.

Ticker Symbol:QCP	Cusip Number:747545101
Record Date: 3/24/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR: 1. GLENN G. COHEN 2. JERRY L. DOCTROW 3. PAUL J. KLAASSEN 4. MARK S. ORDAN 5. PHILIP R. SCHIMMEL 6. KATHLEEN SMALLEY 7. DONALD C. WOOD	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS QCP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

* Management Recommended Vote
Staar Smaller Company Stock Fund

EASTGROUP PROPERTIES, INC.

Ticker Symbol:EGP	Cusip Number:277276101
Record Date: 3/17/2017	Meeting Date: 5/11/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-I)	Election of Director: A)D. Pike Aloian, B)H.C. Bailey, Jr., C)H. Eric Bolton, Jr., D)Hayden C. Eaves, III, E)Fredric H. Gould, F)David H. Hoster II, G)Marshall A. Loeb, H)Mary E. McCormick, I)Leland R. Speed	For	Issuer	For	With
2	Advisory vote to ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the 2017 fiscal year.	For	Issuer	For	With
3	Advisory vote on executive compensation.	Against	Issuer	For	Against
4	FREQUENCY ON SAY-ON-PAY: BOARD HAS DETERMINED A SAY-ON-PAY VOTE EVERY YEAR IS BEST APPROACH	For	Issuer	For	With

FUSION TELECOMMUNICATIONS INT'L, INC.

Ticker Symbol:FSNN	Cusip Number:36113B400
Record Date: 8/31/2016	Meeting Date: 10/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-8)	DIRECTOR: 1)MARVIN S. ROSEN, 2)PHILIP D. TURITS, 3)MATTHEW D. ROSEN, 4)JACK ROSEN, 5)PAUL C. O'BRIEN, 6)MICHAEL J. DEL GIUDICE, 7)LARRY BLUM, 8)WILLIAM RUBIN	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF EISNERAMPER LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF OUR COMMON STOCK TO 90,000,000.	For	Issuer	For	With
4	TO APPROVE THE 2016 FUSION EQUITY COMPENSATION PLAN.	For	Issuer	For	With
5	TO RATIFY, FOR PURPOSES OF NASDAQ LISTING RULE 5635(B), (I) THE SALE OF 1,834,862 SHARES OF OUR COMMON STOCK TO UNTERBERG TECHNOLOGY PARTNERS L.P. ON DECEMBER 7, 2015, AND (II) THE CONVERSION BY UNTERBERG KOLLER CAPITAL FUND, L.P. OF ALL OF ITS SHARES OF OUR SERIES B-2 PREFERRED STOCK INTO SHARES OF ..(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
6	TO VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

INVENTURE FOODS INC

Ticker Symbol:SNAK	Cusip Number:461212102
Record Date: 5/19/2017	Meeting Date: 3/31/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-7)	Director: 1)Ashton D. Asensio, 2)Timothy A. Cole, 3)Macon Bryce Edmonson, 4)Harold S. Edwards, 5)Paul J. Lapadat, 6)Terry McDaniel, 7)Joel D. Stewart	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF MOSS ADAMS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With

ISHARES MICRO-CAP ETF

Ticker Symbol:IWC	Cusip Number:464288869
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES RUSSELL 2000 ETF

Ticker Symbol:IWM	Cusip Number:464287655
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES RUSSELL 2000 VALUE ETF

Ticker Symbol:IWN	Cusip Number:464287630
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES S&P SMALL-CAP 600 GROWTH ETF

Ticker Symbol:IJT	Cusip Number:464287887
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

UNITED GUARDIAN, INC

Ticker Symbol:UG	Cusip Number:910571108
Record Date: 3/31/2017	Meeting Date: 5/17/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	DIRECTOR 1. ROBERT S. RUBINGER 2. KENNETH H. GLOBUS 3. LAWRENCE F. MAIETTA 4. ARTHUR M. DRESNER 5. ANDREW A. BOCCONE 6. S. ARI PAPOULIAS	For	Issuer	For	With
2	Approval on an advisory basis, of the compensation of the company's named executive officers.	Against	Issuer	For	Against
3	PROPOSAL TO RATIFY THE APPOINTMENT OF RAICH ENDE MALTER & CO. LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017	For	Issuer	For	With

WATSCO, INC.

Ticker Symbol:WSO	Cusip Number:942622200
Record Date: 4/7/2017	Meeting Date: 6/5/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: 1)Jason Epstein	For	Issuer	For	With
2	TO APPROVE A NON-BINDING ADVISORY RESOLUTION REGARDING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	TO APPROVE A NON-BINDING ADVISORY RESOLUTION ON THE FREQUENCY OF THE NON-BINDING ADVISORY RESOLUTION REGARDING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2017 FISCAL YEAR.	For	Issuer	For	With

WISDOMTREE INVESTMENTS, INC.

Ticker Symbol:WETF	Cusip Number:97717P104
Record Date: 4/27/2017	Meeting Date: 6/20/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-3)	DIRECTOR FRANK SALERNO R. JARRETT LILIEN JONATHAN STEINBERG	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

ZIX CORPORATION

Ticker Symbol:ZIXI	Cusip Number:98974P100
Record Date: 4/13/2017	Meeting Date: 6/7/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-6)	DIRECTOR: 1)MARK J. BONNEY, 2)TAHER A. ELGAMAL, 3)ROBERT C. HAUSMANN, 4)MARIBESS L. MILLER, 5)RICHARD D. SPURR, 6)DAVID J. WAGNER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF WHITLEY PENN LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	Advisory vote on the frequency of the advisory vote on executive compensation.	For	Issuer	For	With

* Management Recommended Vote
Staar International Fund

ISHARES MSCI AUSTRALIA ETF

Ticker Symbol:EWA	Cusip Number:464286103
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES MSCI EAFE ETF

Ticker Symbol:EFA	Cusip Number:464287465
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES MSCI EMERGING MARKETS ETF

Ticker Symbol:EEM	Cusip Number:464287234
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES MSCI SWITZERLAND CAPPED ETF

Ticker Symbol:EWL	Cusip Number:464286749
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

SEXTANT INTERNATIONAL FUND

Ticker Symbol:SSIFX	Cusip Number:804096501
Record Date: 4/11/2017	Meeting Date: 6/20/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	DIRECTOR MARINA E. ADSHADE JANE K. CARTEN GARY A. GOLDFOGEL RONALD H. FIELDING JAMES V. MCKINNEY SARAH E.D. ROTHENBUHLER	For	Issuer	For	With

* Management Recommended Vote
Staar Alternative Categories Fund

EASTGROUP PROPERTIES, INC.

Ticker Symbol:EGP	Cusip Number:277276101
Record Date: 3/17/2017	Meeting Date: 5/11/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-I)	Election of Director: A)D. Pike Aloian, B)H.C. Bailey, Jr., C)H. Eric Bolton, Jr., D)Hayden C. Eaves, III, E)Fredric H. Gould, F)David H. Hoster II, G)Marshall A. Loeb, H)Mary E. McCormick, I)Leland R. Speed	For	Issuer	For	With
2	Advisory vote to ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the 2017 fiscal year.	For	Issuer	For	With
3	Advisory vote on executive compensation.	Against	Issuer	For	Against
4	FREQUENCY ON SAY-ON-PAY: BOARD HAS DETERMINED A SAY-ON-PAY VOTE EVERY YEAR IS THE BEST APPROACH	For	Issuer	For	With

FUSION TELECOMMUNICATIONS INT'L, INC.

Ticker Symbol:FSNN	Cusip Number:36113B400
Record Date: 8/31/2016	Meeting Date: 10/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-8)	DIRECTOR: 1)MARVIN S. ROSEN, 2)PHILIP D. TURITS, 3)MATTHEW D. ROSEN, 4)JACK ROSEN, 5)PAUL C. O'BRIEN, 6)MICHAEL J. DEL GIUDICE, 7)LARRY BLUM, 8)WILLIAM RUBIN	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF EISNERAMPER LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF OUR COMMON STOCK TO 90,000,000.	For	Issuer	For	With
4	TO APPROVE THE 2016 FUSION EQUITY COMPENSATION PLAN.	For	Issuer	For	With
5	TO RATIFY, FOR PURPOSES OF NASDAQ LISTING RULE 5635(B), (I) THE SALE OF 1,834,862 SHARES OF OUR COMMON STOCK TO UNTERBERG TECHNOLOGY PARTNERS L.P. ON DECEMBER 7, 2015, AND (II) THE CONVERSION BY UNTERBERG KOLLER CAPITAL FUND, L.P. OF ALL OF ITS SHARES OF OUR SERIES B-2 PREFERRED STOCK INTO SHARES OF ..(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
6	TO VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

INVENTURE FOODS INC

Ticker Symbol:SNAK	Cusip Number:461212102
Record Date: 5/19/2017	Meeting Date: 3/31/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-7)	Director: 1)Ashton D. Asensio, 2)Timothy A. Cole, 3)Macon Bryce Edmonson, 4)Harold S. Edwards, 5)Paul J. Lapadat, 6)Terry McDaniel, 7)Joel D. Stewart	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF MOSS ADAMS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

ISHARES GLOBAL HEALTHCARE ETF

Ticker Symbol:IXJ	Cusip Number:464287325
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES GLOBAL INFRASTRUCTURE ETF

Ticker Symbol:IGF	Cusip Number:464288372
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES GLOBAL TECH ETF

Ticker Symbol:IXN	Cusip Number:464287291
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES MICRO-CAP ETF

Ticker Symbol:IWC	Cusip Number:464288869
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES MSCI EAFE ETF

Ticker Symbol:EFA	Cusip Number:464287465
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES NASDAQ BIOTECHNOLOGY ETF

Ticker Symbol:IBB	Cusip Number:464287556
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES RUSSELL 2000 ETF

Ticker Symbol:IWM	Cusip Number:464287655
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES RUSSELL MID-CAP GROWTH ETF

Ticker Symbol:IWP	Cusip Number:464281481
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES S&P SMALL-CAP 600 GROWTH ETF

Ticker Symbol:IJT	Cusip Number:464287887
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. HEALTHCARE ETF

Ticker Symbol:IYH	Cusip Number:464287762
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. MEDICAL DEVICES ETF

Ticker Symbol:IHI	Cusip Number:464288810
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. REGIONAL BANKS ETF

Ticker Symbol:IAT	Cusip Number:464288778
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. TECHNOLOGY ETF

Ticker Symbol:IYW	Cusip Number:464287721
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

ISHARES U.S. UTILITIES ETF

Ticker Symbol:IDU	Cusip Number:464287697
Record Date: 5/2/2017	Meeting Date: 6/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	DIRECTOR JANE D. CARLIN RICHARD L. FAGNANI DREW E. LAWTON MADHAV V. RAJAN MARK WIEDMAN	For	Issuer	For	With

PPL CORPORATION

Ticker Symbol:PPL	Cusip Number:69351T106
Record Date: 2/27/2017	Meeting Date: 5/20/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-I)	Election of Directors: A)Rodney C. Adkins, B)John W. Conway, C)Steven G. Elliott, D)Raja Rajamannar, E)Craig A. Rogerson, F)William H. Spence, G)Natica von Althann, H)Keith H. Williamson, I)Armando Zagalo de Lima	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS	Against	Issuer	For	Against
3	ADVISORY VOTE ON THE FREQUENCY OF FUTURE EXECUTIVE COMPENSATION VOTES	For	Issuer	For	With
4	APPROVE AMENDED AND RESTATED 2012 STOCK INCENTIVE PLAN	Against	Issuer	For	Against
5	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
6	SHAREOWNER PROPOSAL - PUBLISH ASSESSMENT OF IMPACT ON COMPANY'S PORTFOLIO, OF PUBLIC POLICIES AND TECHNOLOGICAL ADVANCES SEEKING TO LIMIT GLOBAL WARMIN	For	Stockholder	Against	Against

QUALITY CARE PROPERTIES, INC.

Ticker Symbol:QCP	Cusip Number:747545101
Record Date: 3/24/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR: 1. GLENN G. COHEN 2. JERRY L. DOCTROW 3. PAUL J. KLAASSEN 4. MARK S. ORDAN 5. PHILIP R. SCHIMMEL 6. KATHLEEN SMALLEY 7. DONALD C. WOOD	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS QCP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

UNITED-GUARDIAN, INC.

Ticker Symbol:UG	Cusip Number:910571108
Record Date: 3/31/2017	Meeting Date: 5/17/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	DIRECTOR 1. ROBERT S. RUBINGER 2. KENNETH H. GLOBUS 3. LAWRENCE F. MAIETTA 4. ARTHUR M. DRESNER 5. ANDREW A. BOCCONE 6. S. ARI PAPOULIAS	For	Issuer	For	With
2	Approval on an advisory basis, of the compensation of the company's named executive officers.	For	Issuer	Against	Against
3	PROPOSAL TO RATIFY THE APPOINTMENT OF RAICH ENDE MALTER & CO. LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017	For	Issuer	For	With

ZIX CORPORATION

Ticker Symbol:ZIXI	Cusip Number:98974P100
Record Date: 4/13/2017	Meeting Date: 6/7/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	DIRECTOR: 1)MARK J. BONNEY, 2)TAHER A. ELGAMAL, 3)ROBERT C. HAUSMANN, 4)MARIBESS L. MILLER, 5)RICHARD D. SPURR, 6)DAVID J. WAGNER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF WHITLEY PENN LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	Advisory vote on the frequency of the advisory vote on executive compensation.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By /s/J. Andre Weisbrod

* /s/J. Andre Weisbrod

Chairman of the Board of Trustees

By /s/Richard Levkoy

* /s/Richard Levkoy

Trustee, Chairman of the Audit Committee

Date: August 10, 2017

*Print the name and title of each signing officer under his or her signature.